Consolidated statement of cash flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Profit before tax		$ 15,810	$ 21,556
Adjustments for non-cash items:
Depreciation, amortisation and impairment		2,225	1,969
Net loss/(gain) from investing activities1	[1]	1,127	(34)
Share of profit in associates and joint ventures		(1,651)	(1,626)
Impairment of interest in associate	[2],[3]	1,000	0
Net loss/(gain) on acquisition/disposal of subsidiaries, businesses, associates and joint ventures		73	(3,199)
Change in expected credit losses gross of recoveries and other credit impairment charges		2,077	1,192
Provisions including pensions		584	15
Share-based payment expense		315	274
Other non-cash items included in profit before tax		(2,732)	(4,237)
Elimination of exchange differences	[4]	(41,720)	18,406
Change in operating assets	[5]	(136,572)	(41,493)
Change in operating liabilities		174,060	36,486
Dividends received from associates		850	130
Contributions paid to defined benefit plans		(67)	(76)
Tax paid		(2,197)	(2,664)
Net cash from operating activities		13,182	26,699
Cash flows from investing activities
Purchase of financial investments		(266,941)	(259,999)
Proceeds from the sale and maturity of financial investments		232,360	223,443
Net cash flows from the purchase and sale of property, plant and equipment		(504)	(464)
Net investment in intangible assets		(1,316)	(1,058)
Net cash inflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures	[6]	0	9,891
Net cash outflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures	[6]	(29)	(10,612)
Net cash from investing activities		(36,430)	(38,799)
Cash flows from financing activities
Issue of ordinary share capital and other equity instruments		4,096	1,106
Share buy-backs		(5,386)	(5,330)
Net sales/(purchases) of own shares for market-making and investment purposes		(1,100)	(494)
Redemption of preference shares and other equity instruments		(2,450)	0
Subordinated loan capital issued		2,340	2,611
Subordinated loan capital repaid		(1,986)	(2,000)
Dividends paid to shareholders of the parent company and non-controlling interests		(9,171)	(12,685)
Net cash from financing activities		(13,657)	(16,792)
Net decrease in cash and cash equivalents		(36,905)	(28,892)
Cash and cash equivalents at the beginning of the period		434,940	490,933
Exchange differences in respect of cash and cash equivalents		30,872	(13,057)
Cash and cash equivalents at the end of the period	[7]	$ 428,907	$ 448,984

[1]	Amount in 1H25 includes a loss of $1.1bn inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom.
[2]	The amount in 1H25 ‘Other operating (expense)/income’ includes a loss of $1.1bn inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom.
We have also recognised a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom in ‘Impairment of interest in associate’. See Note 10 on page
[3]	Amount in 1H25 includes a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom.
[4]	Adjustments to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[5]	Includes net settlement of the foreign exchange hedge of the proceeds from the sale of our banking business in Canada, nil in 1H25 (1H24: $255m gain).
[6]	The ‘Net cash inflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures’ includes $9.3bn of net cash inflow on the sale of our banking business in Canada in March 2024. The ‘Net cash outflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures‘ includes
$10.6bn of net cash outflow on the sale of our retail banking operations in France in January 2024.

[7]	Includes $2.5bn (1H24: $1.7bn) of cash and cash equivalents classified as held for sale